Quarterly Holdings Report
for

Fidelity® Large Cap Growth Index Fund

July 31, 2021

LC1-QTLY-0921
1.9871046.105

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 12.7%
Entertainment - 1.6%
Live Nation Entertainment, Inc. (a)	19,387	$1,529,440
Madison Square Garden Sports Corp. (a)	2,723	443,141
Netflix, Inc. (a)	162,596	84,154,812
Playtika Holding Corp.	28,708	638,179
Roku, Inc. Class A (a)	43,340	18,562,955
Skillz, Inc. (a)(b)	110,712	1,558,825
Spotify Technology SA (a)	51,397	11,752,952
Take-Two Interactive Software, Inc. (a)	8,518	1,477,192
The Walt Disney Co. (a)	34,853	6,134,825
World Wrestling Entertainment, Inc. Class A (b)	14,427	712,405
Zynga, Inc. (a)	178,841	1,806,294
		128,771,020
Interactive Media & Services - 10.6%
Alphabet, Inc.:
Class A (a)	97,524	262,781,344
Class C (a)	91,909	248,560,538
Facebook, Inc. Class A (a)	901,038	321,039,839
Match Group, Inc. (a)	101,479	16,162,560
Pinterest, Inc. Class A (a)	205,602	12,109,958
TripAdvisor, Inc. (a)	22,581	856,949
Twitter, Inc. (a)	30,774	2,146,487
Vimeo, Inc. (a)	43,353	1,942,214
Zillow Group, Inc.:
Class A (a)	22,293	2,388,249
Class C (a)	61,707	6,556,986
		874,545,124
Media - 0.5%
Altice U.S.A., Inc. Class A (a)	56,247	1,728,470
Cable One, Inc.	1,074	2,027,701
Charter Communications, Inc. Class A (a)	46,870	34,873,624
Nexstar Broadcasting Group, Inc. Class A	1,076	158,247
		38,788,042

TOTAL COMMUNICATION SERVICES		1,042,104,186

CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.0%
Aptiv PLC (a)	18,575	3,099,239
QuantumScape Corp. Class A (a)(b)	31,165	713,990
		3,813,229
Automobiles - 2.5%
Tesla, Inc. (a)	292,071	200,711,191
Thor Industries, Inc. (b)	8,104	959,189
		201,670,380
Distributors - 0.1%
Pool Corp.	14,641	6,995,763
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	18,230	2,725,385
Chegg, Inc. (a)	40,146	3,558,140
Frontdoor, Inc. (a)	22,058	1,079,519
H&R Block, Inc.	54,975	1,349,636
		8,712,680
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc. (a)	15,430	33,610,552
Boyd Gaming Corp. (a)	6,625	377,625
Caesars Entertainment, Inc. (a)	46,578	4,069,054
Chipotle Mexican Grill, Inc. (a)	10,555	19,668,609
Choice Hotels International, Inc.	13,128	1,574,047
Churchill Downs, Inc.	13,851	2,573,516
Darden Restaurants, Inc.	33,229	4,847,447
Domino's Pizza, Inc.	9,893	5,198,673
DraftKings, Inc. Class A (a)(b)	114,190	5,538,215
Expedia, Inc. (a)	53,085	8,539,784
Hilton Worldwide Holdings, Inc. (a)	69,031	9,074,125
Las Vegas Sands Corp. (a)	124,474	5,271,474
Marriott International, Inc. Class A (a)	102,305	14,934,484
McDonald's Corp.	50,040	12,145,208
Penn National Gaming, Inc. (a)	3,673	251,160
Planet Fitness, Inc. (a)	21,593	1,624,441
Six Flags Entertainment Corp. (a)(b)	11,106	461,454
Starbucks Corp.	443,592	53,865,377
Travel+Leisure Co.	21,194	1,097,849
Vail Resorts, Inc. (a)	15,018	4,583,494
Wendy's Co.	66,766	1,549,639
Wyndham Hotels & Resorts, Inc.	21,814	1,571,917
Wynn Resorts Ltd. (a)	39,697	3,903,406
Yum China Holdings, Inc.	12,316	765,932
Yum! Brands, Inc.	9,543	1,253,855
		198,351,337
Household Durables - 0.2%
D.R. Horton, Inc.	51,622	4,926,287
NVR, Inc. (a)	830	4,334,758
PulteGroup, Inc.	28,572	1,567,746
Tempur Sealy International, Inc.	68,428	2,960,880
Toll Brothers, Inc.	17,179	1,018,199
TopBuild Corp. (a)	10,268	2,081,221
		16,889,091
Internet & Direct Marketing Retail - 7.0%
Amazon.com, Inc. (a)	163,408	543,754,827
Doordash, Inc. (b)	27,751	4,836,722
eBay, Inc.	256,299	17,482,155
Etsy, Inc. (a)	47,628	8,740,214
Wayfair LLC Class A (a)(b)	15,730	3,796,593
		578,610,511
Leisure Products - 0.2%
Brunswick Corp.	3,788	395,467
Mattel, Inc. (a)	131,098	2,847,449
Peloton Interactive, Inc. Class A (a)	99,296	11,721,893
Polaris, Inc.	15,047	1,972,210
YETI Holdings, Inc. (a)	32,140	3,096,046
		20,033,065
Multiline Retail - 0.4%
Dollar General Corp.	38,541	8,966,178
Nordstrom, Inc. (a)(b)	35,034	1,159,625
Target Corp.	83,850	21,889,043
		32,014,846
Specialty Retail - 3.7%
AutoZone, Inc. (a)	1,774	2,880,213
Bath & Body Works, Inc.	51,184	4,098,303
Best Buy Co., Inc.	21,623	2,429,344
Burlington Stores, Inc. (a)	23,503	7,868,804
CarMax, Inc. (a)	5,279	707,122
Carvana Co. Class A (a)(b)	28,998	9,788,565
Five Below, Inc. (a)	20,737	4,031,688
Floor & Decor Holdings, Inc. Class A (a)	38,295	4,672,373
GameStop Corp. Class A (a)(b)	22,252	3,585,242
Leslie's, Inc. (b)	36,477	888,215
Lithia Motors, Inc. Class A (sub. vtg.)	976	368,167
Lowe's Companies, Inc.	270,176	52,060,213
O'Reilly Automotive, Inc. (a)	7,913	4,778,186
Petco Health & Wellness Co., Inc. (b)	1,692	34,906
RH (a)	6,454	4,285,972
Ross Stores, Inc.	131,740	16,163,181
The Home Depot, Inc.	404,850	132,867,722
TJX Companies, Inc.	453,936	31,235,336
Tractor Supply Co.	43,239	7,823,232
Ulta Beauty, Inc. (a)	20,233	6,794,241
Vroom, Inc. (a)(b)	10,837	401,402
Williams-Sonoma, Inc.	21,367	3,241,374
		301,003,801
Textiles, Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co.	891	88,761
Deckers Outdoor Corp.(a)	1,417	582,174
Hanesbrands, Inc.	78,078	1,425,704
lululemon athletica, Inc. (a)	42,900	17,167,293
NIKE, Inc. Class B	466,432	78,132,024
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	5,506	295,562
Tapestry, Inc. (a)	10,515	444,785
VF Corp.	78,365	6,284,873
		104,421,176

TOTAL CONSUMER DISCRETIONARY		1,472,515,879

CONSUMER STAPLES - 3.9%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)	3,501	2,485,710
Brown-Forman Corp.:
Class A	8,357	559,000
Class B (non-vtg.)	34,317	2,433,762
Monster Beverage Corp. (a)	129,649	12,228,494
PepsiCo, Inc.	431,732	67,760,337
The Coca-Cola Co.	1,031,981	58,853,876
		144,321,179
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	155,618	66,872,167
Sysco Corp.	183,331	13,603,160
		80,475,327
Food Products - 0.2%
Beyond Meat, Inc. (a)(b)	18,899	2,318,907
Darling Ingredients, Inc. (a)	3,232	223,234
Freshpet, Inc. (a)	15,343	2,246,982
Kellogg Co.	42,148	2,670,497
Lamb Weston Holdings, Inc.	16,249	1,084,946
Pilgrim's Pride Corp. (a)	7,453	165,084
The Hershey Co.	47,207	8,444,388
		17,154,038
Household Products - 0.4%
Church & Dwight Co., Inc.	4,916	425,627
Colgate-Palmolive Co.	166,556	13,241,202
Kimberly-Clark Corp.	63,814	8,660,836
The Clorox Co.	37,923	6,859,891
		29,187,556
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	86,152	28,760,122
Herbalife Nutrition Ltd. (a)	6,566	334,472
		29,094,594
Tobacco - 0.2%
Altria Group, Inc.	387,522	18,616,557

TOTAL CONSUMER STAPLES		318,849,251

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Halliburton Co.	17,822	368,559
Oil, Gas & Consumable Fuels - 0.3%
Cabot Oil & Gas Corp.	17,374	277,984
Cheniere Energy, Inc. (a)	88,110	7,483,182
Cimarex Energy Co.	7,516	490,043
Continental Resources, Inc.	2,411	82,336
Diamondback Energy, Inc.	32,205	2,483,972
EOG Resources, Inc.	26,132	1,903,978
Hess Corp.	7,146	546,240
New Fortress Energy, Inc.	9,795	296,886
Occidental Petroleum Corp.	40,415	1,054,832
Pioneer Natural Resources Co.	36,231	5,266,900
Texas Pacific Land Corp.	2,210	3,298,536
		23,184,889

TOTAL ENERGY		23,553,448

FINANCIALS - 2.4%
Banks - 0.0%
Citizens Financial Group, Inc.	28,320	1,193,971
Sterling Bancorp	5,429	117,864
Synovus Financial Corp.	4,154	169,899
Western Alliance Bancorp.	19,944	1,851,202
		3,332,936
Capital Markets - 1.6%
Ameriprise Financial, Inc.	24,487	6,306,872
Apollo Global Management LLC Class A	67,051	3,946,622
Ares Management Corp.	45,416	3,252,240
FactSet Research Systems, Inc.	12,269	4,383,468
Goldman Sachs Group, Inc.	6,837	2,563,055
LPL Financial	29,902	4,217,378
MarketAxess Holdings, Inc.	14,049	6,675,663
Moody's Corp.	57,900	21,770,400
Morningstar, Inc.	7,970	2,013,461
MSCI, Inc.	21,387	12,745,797
Raymond James Financial, Inc.	2,336	302,465
S&P Global, Inc.	64,167	27,509,676
T. Rowe Price Group, Inc.	28,054	5,727,505
The Blackstone Group LP	256,299	29,543,586
		130,958,188
Consumer Finance - 0.5%
American Express Co.	156,050	26,611,207
Credit Acceptance Corp. (a)(b)	248	120,223
Discover Financial Services	63,043	7,837,506
Synchrony Financial	40,859	1,921,190
Upstart Holdings, Inc. (b)	4,584	553,564
		37,043,690
Insurance - 0.3%
Alleghany Corp. (a)	564	373,988
Aon PLC	49,596	12,896,448
Arch Capital Group Ltd. (a)	34,883	1,360,437
Brown & Brown, Inc.	5,080	276,352
Erie Indemnity Co. Class A	6,526	1,206,592
Everest Re Group Ltd.	3,378	854,060
GoHealth, Inc. (a)	15,798	139,022
Lemonade, Inc. (a)(b)	1,540	134,072
Lincoln National Corp.	10,877	670,241
Markel Corp. (a)	851	1,026,451
Marsh & McLennan Companies, Inc.	22,551	3,319,958
RenaissanceRe Holdings Ltd.	8,163	1,246,408
		23,504,029
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (b)	51,129	881,464
UWM Holdings Corp. Class A (b)	7,370	56,233
		937,697

TOTAL FINANCIALS		195,776,540

HEALTH CARE - 9.3%
Biotechnology - 2.8%
AbbVie, Inc.	665,122	77,353,689
Acceleron Pharma, Inc. (a)	19,824	2,479,189
Alnylam Pharmaceuticals, Inc. (a)	44,100	7,891,254
Amgen, Inc.	178,062	43,009,095
CureVac NV (a)(b)	20,000	985,200
Exact Sciences Corp. (a)	59,383	6,403,863
Exelixis, Inc. (a)	99,664	1,679,338
Horizon Therapeutics PLC (a)	15,305	1,530,806
Incyte Corp. (a)	59,515	4,603,485
Ionis Pharmaceuticals, Inc. (a)	48,561	1,803,556
Iovance Biotherapeutics, Inc. (a)	16,705	372,020
Mirati Therapeutics, Inc. (a)	12,305	1,969,538
Moderna, Inc. (a)	127,350	45,030,960
Natera, Inc. (a)	28,845	3,303,329
Neurocrine Biosciences, Inc. (a)	35,123	3,273,815
Novavax, Inc. (a)	27,767	4,979,456
Regeneron Pharmaceuticals, Inc. (a)	4,037	2,319,701
Repligen Corp. (a)	19,399	4,766,334
Sarepta Therapeutics, Inc. (a)	28,688	1,944,473
Seagen, Inc. (a)	44,799	6,871,719
Ultragenyx Pharmaceutical, Inc. (a)	18,077	1,443,087
Vertex Pharmaceuticals, Inc. (a)	39,004	7,862,426
		231,876,333
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	326,965	39,556,226
Abiomed, Inc. (a)	16,670	5,453,424
Align Technology, Inc. (a)	29,613	20,604,725
Danaher Corp.	12,416	3,693,636
DexCom, Inc. (a)	36,260	18,692,393
Edwards Lifesciences Corp. (a)	232,559	26,109,399
Globus Medical, Inc. (a)	1,419	118,018
IDEXX Laboratories, Inc. (a)	31,830	21,597,610
Insulet Corp. (a)	24,862	6,953,653
Intuitive Surgical, Inc. (a)	44,458	44,078,329
Masimo Corp. (a)	13,625	3,711,314
Novocure Ltd. (a)	38,488	5,927,537
Penumbra, Inc. (a)	12,678	3,375,264
ResMed, Inc.	48,707	13,238,563
STERIS PLC	5,088	1,108,930
Stryker Corp.	56,038	15,182,936
Tandem Diabetes Care, Inc. (a)	21,559	2,342,817
Teleflex, Inc.	3,111	1,236,405
West Pharmaceutical Services, Inc.	27,643	11,381,452
		244,362,631
Health Care Providers & Services - 0.7%
agilon health, Inc. (a)(b)	17,719	651,882
Amedisys, Inc. (a)	10,654	2,776,645
Cardinal Health, Inc.	64,567	3,833,988
Chemed Corp.	1,549	737,355
DaVita HealthCare Partners, Inc. (a)	18,518	2,226,790
Encompass Health Corp.	21,045	1,751,996
Guardant Health, Inc. (a)	33,802	3,711,460
HCA Holdings, Inc.	97,933	24,306,971
McKesson Corp.	8,647	1,762,518
Molina Healthcare, Inc. (a)	3,284	896,565
Oak Street Health, Inc. (a)(b)	35,204	2,219,260
UnitedHealth Group, Inc.	24,431	10,070,947
		54,946,377
Health Care Technology - 0.2%
Certara, Inc.	7,226	196,619
Veeva Systems, Inc. Class A (a)	51,522	17,141,885
		17,338,504
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	31,443	5,761,301
Adaptive Biotechnologies Corp. (a)	36,481	1,337,393
Agilent Technologies, Inc.	102,545	15,712,970
Avantor, Inc. (a)	218,023	8,193,304
Bio-Techne Corp.	14,555	7,019,003
Bruker Corp.	38,408	3,159,058
Charles River Laboratories International, Inc. (a)	17,559	7,145,108
Illumina, Inc. (a)	54,902	27,217,667
IQVIA Holdings, Inc. (a)	35,436	8,777,497
Maravai LifeSciences Holdings, Inc.	28,392	1,248,396
Mettler-Toledo International, Inc. (a)	8,632	12,721,065
PPD, Inc. (a)	24,660	1,137,319
Sotera Health Co.	29,499	699,126
Syneos Health, Inc. (a)	4,946	443,508
Thermo Fisher Scientific, Inc.	13,312	7,188,613
Waters Corp. (a)	21,385	8,336,087
		116,097,415
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	14,380	1,722,868
Eli Lilly & Co.	252,100	61,386,350
Royalty Pharma PLC	72,384	2,765,069
Zoetis, Inc. Class A	169,433	34,344,069
		100,218,356

TOTAL HEALTH CARE		764,839,616

INDUSTRIALS - 6.1%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (a)	24,037	4,471,363
BWX Technologies, Inc.	26,970	1,548,887
HEICO Corp.	5,422	733,326
HEICO Corp. Class A	9,517	1,154,317
Howmet Aerospace, Inc.	11,030	362,005
Lockheed Martin Corp.	81,487	30,286,273
Northrop Grumman Corp.	4,942	1,794,045
Spirit AeroSystems Holdings, Inc. Class A	11,430	493,890
TransDigm Group, Inc. (a)	5,597	3,588,181
Virgin Galactic Holdings, Inc. (a)(b)	49,683	1,489,993
		45,922,280
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	9,732	867,802
Expeditors International of Washington, Inc.	46,133	5,916,557
FedEx Corp.	40,141	11,237,473
United Parcel Service, Inc. Class B	272,459	52,137,754
XPO Logistics, Inc. (a)	31,223	4,330,318
		74,489,904
Airlines - 0.1%
Delta Air Lines, Inc. (a)	240,314	9,588,529
Building Products - 0.4%
Advanced Drain Systems, Inc.	21,119	2,578,419
Allegion PLC	25,653	3,504,200
Armstrong World Industries, Inc.	8,676	938,570
Carrier Global Corp.	153,078	8,457,560
Fortune Brands Home & Security, Inc.	13,250	1,291,478
The AZEK Co., Inc. (a)	22,433	815,888
Trane Technologies PLC	43,725	8,902,847
Trex Co., Inc. (a)	43,549	4,228,608
		30,717,570
Commercial Services & Supplies - 0.4%
Cintas Corp.	31,407	12,380,011
Copart, Inc. (a)	78,618	11,556,846
IAA, Inc. (a)	50,703	3,066,517
MSA Safety, Inc.	3,971	653,150
Rollins, Inc.	79,138	3,033,360
Waste Management, Inc.	25,241	3,742,231
		34,432,115
Electrical Equipment - 0.3%
Generac Holdings, Inc. (a)	23,065	9,672,538
Plug Power, Inc. (a)(b)	188,196	5,133,987
Rockwell Automation, Inc.	26,508	8,149,089
Vertiv Holdings Co.	105,560	2,959,902
		25,915,516
Industrial Conglomerates - 0.2%
3M Co.	31,798	6,294,096
Carlisle Companies, Inc.	7,422	1,501,025
Honeywell International, Inc.	56,495	13,207,966
		21,003,087
Machinery - 1.5%
AGCO Corp.	2,276	300,682
Allison Transmission Holdings, Inc.	31,080	1,240,403
Caterpillar, Inc.	177,827	36,765,732
Deere & Co.	106,128	38,374,824
Donaldson Co., Inc.	5,892	389,991
Graco, Inc.	39,197	3,060,502
Illinois Tool Works, Inc.	106,199	24,072,127
Lincoln Electric Holdings, Inc.	21,586	3,009,736
Middleby Corp. (a)	6,241	1,195,089
Nordson Corp.	3,721	841,430
Parker Hannifin Corp.	8,034	2,506,849
Toro Co.	38,177	4,342,252
Xylem, Inc.	44,383	5,585,601
		121,685,218
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	51,064	4,381,802
CoStar Group, Inc. (a)	114,327	10,157,954
Equifax, Inc.	17,410	4,537,046
Robert Half International, Inc.	36,182	3,553,434
TransUnion Holding Co., Inc.	49,158	5,901,909
Verisk Analytics, Inc.	38,027	7,222,848
		35,754,993
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	28,058	4,726,370
Kansas City Southern	9,106	2,438,587
Landstar System, Inc.	12,754	2,002,378
Lyft, Inc. (a)	105,452	5,833,605
Old Dominion Freight Lines, Inc.	35,408	9,530,063
TuSimple Holdings, Inc. (a)	1,496	55,053
Uber Technologies, Inc. (a)	519,894	22,594,593
Union Pacific Corp.	158,054	34,575,893
		81,756,542
Trading Companies & Distributors - 0.3%
Fastenal Co.	191,409	10,483,471
SiteOne Landscape Supply, Inc. (a)	8,636	1,509,400
United Rentals, Inc. (a)	9,429	3,107,327
W.W. Grainger, Inc.	14,503	6,447,744
		21,547,942

TOTAL INDUSTRIALS		502,813,696

INFORMATION TECHNOLOGY - 44.3%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	20,244	7,700,615
CommScope Holding Co., Inc. (a)	75,637	1,600,479
Ubiquiti, Inc.	2,197	687,881
		9,988,975
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	156,160	11,320,038
CDW Corp.	52,632	9,650,077
Cognex Corp.	64,339	5,816,889
Coherent, Inc. (a)	8,224	2,022,611
Corning, Inc.	96,691	4,047,485
IPG Photonics Corp. (a)	985	214,888
Jabil, Inc.	43,170	2,570,342
Keysight Technologies, Inc. (a)	30,613	5,037,369
Vontier Corp.	34,441	1,114,166
Zebra Technologies Corp. Class A (a)	20,022	11,061,755
		52,855,620
IT Services - 7.8%
Accenture PLC Class A	192,493	61,151,176
Automatic Data Processing, Inc.	147,305	30,879,547
Broadridge Financial Solutions, Inc.	39,492	6,851,467
EPAM Systems, Inc. (a)	20,238	11,329,232
Euronet Worldwide, Inc. (a)	13,478	1,924,928
Fiserv, Inc. (a)	15,325	1,764,061
FleetCor Technologies, Inc. (a)	7,022	1,813,221
Gartner, Inc. (a)	31,490	8,336,348
Genpact Ltd.	3,503	174,484
Globant SA (a)	14,587	3,488,627
GoDaddy, Inc. (a)	6,390	535,802
Jack Henry & Associates, Inc.	7,253	1,262,675
MasterCard, Inc. Class A	329,418	127,135,583
MongoDB, Inc. Class A (a)	19,887	7,137,842
Okta, Inc. (a)	46,711	11,574,519
Paychex, Inc.	105,652	12,025,311
PayPal Holdings, Inc. (a)	442,384	121,890,064
Sabre Corp. (a)(b)	119,333	1,406,936
Shift4 Payments, Inc. (a)	16,087	1,434,800
Snowflake Computing, Inc.	42,264	11,230,390
Square, Inc. (a)	147,009	36,349,445
StoneCo Ltd. Class A (a)	77,449	4,557,099
Switch, Inc. Class A	42,862	885,529
The Western Union Co.	37,889	879,404
Twilio, Inc. Class A (a)	17,120	6,395,861
Visa, Inc. Class A	637,274	157,017,941
WEX, Inc. (a)	11,265	2,137,308
Wix.com Ltd. (a)	20,046	5,986,537
		637,556,137
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (a)	455,631	48,383,456
Allegro MicroSystems LLC (a)	19,206	526,436
Analog Devices, Inc.	20,386	3,413,024
Applied Materials, Inc.	344,634	48,224,636
Broadcom, Inc.	150,289	72,950,281
Brooks Automation, Inc.	22,672	2,018,035
Enphase Energy, Inc. (a)	49,596	9,403,402
Entegris, Inc.	50,622	6,107,038
KLA Corp.	57,693	20,086,395
Lam Research Corp.	53,621	34,178,562
Maxim Integrated Products, Inc.	95,348	9,526,219
Microchip Technology, Inc.	79,036	11,311,632
Micron Technology, Inc.	58,235	4,517,871
MKS Instruments, Inc.	17,538	2,743,645
Monolithic Power Systems, Inc.	16,855	7,572,277
NVIDIA Corp.	900,699	175,627,298
NXP Semiconductors NV	31,842	6,571,870
ON Semiconductor Corp. (a)	86,088	3,362,597
Qualcomm, Inc.	424,684	63,617,663
Skyworks Solutions, Inc.	29,278	5,402,084
Teradyne, Inc.	62,491	7,936,357
Texas Instruments, Inc.	215,597	41,097,100
Universal Display Corp.	16,289	3,819,608
Xilinx, Inc.	92,508	13,861,399
		602,258,885
Software - 17.8%
Adobe, Inc. (a)	179,747	111,736,128
Alteryx, Inc. Class A (a)(b)	22,108	1,711,159
Anaplan, Inc. (a)	52,734	3,016,385
ANSYS, Inc. (a)	13,636	5,024,321
Aspen Technology, Inc. (a)	25,535	3,734,749
Atlassian Corp. PLC (a)	49,668	16,148,060
Autodesk, Inc. (a)	82,873	26,613,006
Avalara, Inc. (a)	31,869	5,327,541
Bentley Systems, Inc. Class B (b)	50,762	3,086,837
Bill.Com Holdings, Inc. (a)	28,208	5,833,979
C3.Ai, Inc. (b)	1,760	88,616
Cadence Design Systems, Inc. (a)	103,364	15,261,695
CDK Global, Inc.	6,998	335,834
Citrix Systems, Inc.	16,583	1,670,737
Cloudflare, Inc. (a)	89,132	10,573,729
Coupa Software, Inc. (a)(b)	27,514	5,970,538
Crowdstrike Holdings, Inc. (a)	60,345	15,304,095
Datadog, Inc. Class A (a)	85,227	9,434,629
DocuSign, Inc. (a)	71,741	21,381,688
DoubleVerify Holdings, Inc. (a)	5,737	198,500
Dropbox, Inc. Class A (a)	114,748	3,613,415
Duck Creek Technologies, Inc. (a)	5,985	262,921
Dynatrace, Inc. (a)	65,134	4,160,109
Elastic NV (a)	25,704	3,805,734
Everbridge, Inc. (a)(b)	14,122	1,994,309
Fair Isaac Corp. (a)	10,492	5,496,864
FireEye, Inc. (a)	25,677	518,675
Five9, Inc. (a)	25,122	5,056,807
Fortinet, Inc. (a)	50,367	13,711,912
HubSpot, Inc. (a)	16,759	9,988,699
Intuit, Inc.	96,079	50,918,988
Jamf Holding Corp. (a)(b)	16,713	548,354
Manhattan Associates, Inc. (a)	12,679	2,023,949
McAfee Corp.	13,461	364,389
Medallia, Inc. (a)	21,313	721,871
Microsoft Corp.	2,837,334	808,384,830
nCino, Inc. (a)	17,701	1,125,253
New Relic, Inc. (a)	20,586	1,422,081
NortonLifeLock, Inc.	54,605	1,355,296
Nuance Communications, Inc. (a)	40,623	2,230,203
Nutanix, Inc. Class A (a)	72,405	2,608,028
Oracle Corp.	610,797	53,224,851
Palantir Technologies, Inc. (a)(b)	610,995	13,264,701
Palo Alto Networks, Inc. (a)	35,848	14,305,144
Paycom Software, Inc. (a)	19,067	7,626,800
Paylocity Holding Corp. (a)	14,079	2,920,829
Pegasystems, Inc.	14,468	1,846,696
Proofpoint, Inc. (a)	21,338	3,726,895
PTC, Inc. (a)	39,628	5,367,613
RingCentral, Inc. (a)	30,217	8,076,098
Salesforce.com, Inc. (a)	66,818	16,165,279
ServiceNow, Inc. (a)	74,196	43,619,086
Smartsheet, Inc. (a)	45,104	3,272,295
Splunk, Inc. (a)	61,610	8,747,388
Synopsys, Inc. (a)	36,179	10,419,190
Teradata Corp. (a)	34,991	1,737,653
The Trade Desk, Inc. (a)	161,131	13,198,240
Tyler Technologies, Inc. (a)	13,111	6,459,003
Unity Software, Inc. (b)	55,334	5,927,378
VMware, Inc. Class A (a)(b)	11,220	1,724,963
Workday, Inc. Class A (a)	69,471	16,284,002
Zendesk, Inc. (a)	44,231	5,773,472
Zoom Video Communications, Inc. Class A (a)	80,339	30,376,176
Zscaler, Inc. (a)	29,068	6,857,432
		1,463,686,097
Technology Hardware, Storage & Peripherals - 10.7%
Apple, Inc.	5,910,909	862,165,183
Dell Technologies, Inc. (a)	50,258	4,855,928
HP, Inc.	162,846	4,701,364
NCR Corp. (a)	16,278	722,743
NetApp, Inc.	55,416	4,410,559
Pure Storage, Inc. Class A (a)	93,835	1,831,659
		878,687,436

TOTAL INFORMATION TECHNOLOGY		3,645,033,150

MATERIALS - 1.0%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (a)	13,963	420,286
Celanese Corp. Class A	15,495	2,413,656
Diversey Holdings Ltd. (a)	14,812	247,064
Dow, Inc.	20,248	1,258,616
Ecolab, Inc.	82,501	18,218,696
FMC Corp.	12,251	1,310,244
LyondellBasell Industries NV Class A	12,157	1,207,555
Olin Corp.	4,160	195,645
PPG Industries, Inc.	37,579	6,144,918
RPM International, Inc.	28,034	2,427,464
Sherwin-Williams Co.	91,791	26,713,935
The Chemours Co. LLC	31,936	1,061,872
The Scotts Miracle-Gro Co. Class A	15,431	2,730,670
W.R. Grace & Co.	21,090	1,467,864
Westlake Chemical Corp.	2,496	206,968
		66,025,453
Containers & Packaging - 0.1%
Avery Dennison Corp.	16,509	3,478,116
Ball Corp.	35,767	2,892,835
Crown Holdings, Inc.	6,037	602,251
Graphic Packaging Holding Co.	29,759	570,480
Sealed Air Corp.	30,961	1,757,037
		9,300,719
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	161,361	6,147,854
Southern Copper Corp.	28,862	1,894,502
Steel Dynamics, Inc.	14,054	905,780
		8,948,136
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,845	157,727

TOTAL MATERIALS		84,432,035

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	169,907	48,049,700
CoreSite Realty Corp.	12,526	1,731,218
Crown Castle International Corp.	162,168	31,313,019
Equinix, Inc.	23,882	19,593,032
Equity Lifestyle Properties, Inc.	34,497	2,890,849
Extra Space Storage, Inc.	4,388	764,126
Iron Mountain, Inc.	75,805	3,317,227
Lamar Advertising Co. Class A	28,308	3,017,633
Public Storage	43,336	13,541,633
SBA Communications Corp. Class A	6,795	2,317,027
Simon Property Group, Inc.	106,613	13,488,677
		140,024,141
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	6,606	637,215
Opendoor Technologies, Inc. (a)	26,282	389,499
		1,026,714

TOTAL REAL ESTATE		141,050,855

UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	41,578	1,714,677
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	12,018	510,044

TOTAL UTILITIES		2,224,721

TOTAL COMMON STOCKS
(Cost $5,005,943,118)		8,193,193,377

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.06% (c)	41,577,015	41,585,330
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	57,047,086	57,052,791
TOTAL MONEY MARKET FUNDS
(Cost $98,638,121)		98,638,121
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $5,104,581,239)		8,291,831,498
NET OTHER ASSETS (LIABILITIES) - (0.8)%(e)		(69,847,956)
NET ASSETS - 100%		$8,221,983,542

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	76	Sept. 2021	$22,732,740	$1,097,038	$1,097,038
CME E-mini S&P 500 Index Contracts (United States)	32	Sept. 2021	7,023,200	236,576	236,576
TOTAL FUTURES CONTRACTS					$1,333,614

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $1,289,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,929
Fidelity Securities Lending Cash Central Fund	98,674
Total	$103,603

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$40,923,061	$479,499,200	$478,836,931	$--	$--	$41,585,330	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	56,797,224	192,415,804	192,160,237	--	--	57,052,791	0.2%
Total	$97,720,285	$671,915,004	$670,997,168	$--	$--	$98,638,121

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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